Accrued Expenses	12 Months Ended
Dec. 31, 2020
Bird Rides [Member]
Accrued expenses
Note 8 — Accrued Expenses
The components of accrued expenses were as follows (in thousands):

	For the year ended December 31,
	2020	2019
Accrued legal and regulatory expenses	$6,585	$2,676
Accrued cloud computing services	2,407	1,995
Accrued other	11,012	7,565

Total accrued expenses	$20,004	$12,236